Equity (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($) $ / shares shares
Stockholders' Equity Note [Abstract]
Number of options, outstanding at beginning of year | shares	339,459
Number of options, Granted | shares	271,000
Number of options, Exercised | shares	(75,209)
Number of options, Forfeited | shares	(15,250)
Number of options, outstanding at end of year | shares	520,000
Number of options, exercisable at end of year | shares	166,875
Number of options, Vested and expected to vest | shares	512,938
Weighted average exercise price, outstanding at beginning of year | $ / shares	$ 4.61
Weighted average exercise price, Granted | $ / shares	0.80
Weighted average exercise price, Exercised | $ / shares	1.29
Weighted average exercise price, Forfeited | $ / shares	1.04
Weighted average exercise price, outstanding at end of year | $ / shares	4.22
Weighted average exercise price, exercisable at end of year | $ / shares	5.95
Vested and expected to vest | $ / shares	$ 4.28
Weighted average remaining contractual term, exercisable at end of year	4 years 5 months 12 days
Vested and expected to vest	5 years 5 months 27 days
Aggregate intrinsic value, exercisable at end of year | $	$ 1,035
Vested and expected to vest | $	$ 4,041